EXHIBIT 99.14

LINKS TO PRIOR FILINGS

Verus Securitization Trust 2017-1, filed February 1, 2017.

•	https://www.sec.gov/Archives/edgar/data/1696356/000114420418033285/0001144204-18-033285-index.htm

Verus Securitization Trust 2017-SG1, filed November 2, 2017.

•	https://www.sec.gov/Archives/edgar/data/1696356/000114420418033287/0001144204-18-033287-index.htm

Verus Securitization Trust 2018-1, filed January 11, 2018.

•	https://www.sec.gov/Archives/edgar/data/1696356/000114420418033292/0001144204-18-033292-index.htm

Verus Securitization Trust 2018-2, filed July 6, 2018.

•	https://www.sec.gov/Archives/edgar/data/0001741613/000114420418037494/0001144204-18-037494-index.html

Verus Securitization Trust 2018-3, filed October 9, 2018.

•	https://www.sec.gov/Archives/edgar/data/0001696356/000114420418052918/0001144204-18-052918-index.html

Verus Securitization Trust 2018-INV2, filed November 28, 2018.

•	https://www.sec.gov/Archives/edgar/data/0001696356/000114420418061954/0001144204-18-061954-index.html

Verus Securitization Trust 2019-1, filed February 12, 2019.

•	https://www.sec.gov/Archives/edgar/data/1696356/000114420419006567/0001144204-19-006567-index.htm